Other financial assets	12 Months Ended
Dec. 31, 2020
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Other financial assets
17. Other financial assets

	2020 $m	2019 $m
Equity securities:

Equity shares quoted on an active market	—	8

Other equity shares	88	125

	88	133

Restricted funds:

Shortfall reserve deposit	9	25

Ring-fenced amounts to satisfy insurance claims:

Cash	3	11

Money market funds	15	16

Bank accounts pledged as security	43	41

Other	3	5

	73	98

Trade deposits and loans	8	57

	169	288

Analysed as:

Current	1	4

Non-current	168	284

	169	288

Equity securities
Equity securities are measured at fair value through other comprehensive income and mainly comprise strategic investments in entities that own hotels which the Group manages. The methodology to calculate fair value and the sensitivities to the relevant significant unobservable inputs are detailed in note 25. The fair value of the most significant investments at 31 December 2020 together with the dividend income received in 2020 is as follows:

	2020
	Fair value $m	Dividend income a $m
Investment in entity which owns:

InterContinental The Willard Washington DC	22	—

InterContinental San Francisco	15	1

InterContinental Grand Stanford Hong Kong	27	—

a	Reported within ‘other operating income’ in the Group income statement.
Restricted funds
The shortfall reserve deposit is held for the specific purpose of funding shortfalls in owner returns relating to the Barclay associate. The calculation of shortfalls is subject to ‘force majeure’ clauses which include epidemics. Any shortfalls funded are subject to potential clawback in future years. The maximum length of time for which the restricted funds will be held is the life of the hotel management agreement. $16m was withdrawn from the deposit during the current year in connection with the refinancing of the hotel’s senior bank loan and to fund working capital requirements.
Amounts ring-fenced to satisfy insurance claims are principally held in the Group’s Captive, which is a regulated entity (see note 21).
The bank accounts pledged as security (£31m) are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note 27). The amounts pledged as security may change in future years subject to the trustees’ agreement and updated actuarial valuations. The bank accounts will continue to be pledged as security until the date at which the UK unfunded pension liabilities have been fully discharged, unless otherwise agreed with the trustees.
Trade deposits and loans
In 2019, trade deposits and loans included a discounted value related to deposits made to SVC. The deposits ($33m) were impaired in full in the year (see page 137) and the contracts were subsequently terminated on 30 November 2020.
Expected credit losses
Other financial assets with a total value of $66m (2019: $136m) are subject to the expected credit loss model requirements of IFRS 9. Equity securities, money market funds and other amounts measured at fair value are excluded. With the exception of the expected credit loss arising on trade deposits and loans (see below), expected credit losses are considered to be immaterial. Included within trade deposits and loans is an owner loan with a principal value of $6m where repayments due in 2020 have not been received; this loan was impaired in full in the year. Other trade deposits and loans are not past due.

	2020 $m	2019 $m
Trade deposits and loans:

Gross and net balance with no significant increase in credit risk since initial recognition	4	54

Gross balance with a significant increase in credit risk since initial recognition	19	—

Provision for lifetime expected credit losses a	(15)	—

a	Comprises $6m and $9m relating to the Americas and EMEAA regions respectively.
Credit risk
Restricted funds are held with bank counterparties which are rated at least A+ based on Standard and Poor’s ratings.
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2020 $m	2019 $m
Americas	72	169

EMEAA	64	81

Greater China	33	38

	169	288